CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2019
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities
25.	CONTRACT LIABILITIES

	2018	2019

Contract Liabilities	2,036	2,231
-Current	2,036	2,231

Under the natural gas sale contracts, which contain take-or-pay clauses, the Group recorded the payments received from customers for natural gas not yet taken as contract liabilities.

The amount of RMB477 million contract liability at the beginning of the year has been recognized as revenue for the year ended December 31, 2019.